RELATED PARTY TRANSACTIONS - Related Party Balance (Detail)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivable-related party, net		¥ 9,447,148	$ 1,447,839	¥ 12,501,982
Amounts due from related parties		6,275,229	961,721	6,445,606
Amounts due to related parties		2,813,041	$ 431,117	3,180,095
Three management employees
Related Party Transaction [Line Items]
Amounts due from related parties		900,000		2,510,000
Amounts due to related parties	¥ 900,000
Hi Sun Technology (China) Limited
Related Party Transaction [Line Items]
Accounts receivable-related party, net		9,447,148		12,501,982
Amounts due from related parties		3,935,606		3,935,606
Amounts due to related parties		2,813,041		¥ 3,180,095
Beijing Puhui Sizhong Technology Limited Company
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 1,439,623